Note 12 - Restructured Debt Liability (Details Textual) - USD ($)				3 Months Ended				9 Months Ended		12 Months Ended
	Jan. 24, 2025	Jan. 24, 2024	Oct. 27, 2017	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jan. 24, 2025	Dec. 31, 2023	Dec. 31, 2022
Liability for Contingent Milestone Payment, Noncurrent				$ 0				$ 0			$ 15,000,000	$ 15,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.001				$ 0.001			$ 0.001	$ 0.001
Gain (Loss) on Extinguishment of Debt				$ 71,000		$ 0		$ 14,591,000	$ 0
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)				0	0		236,000				235,000	0
Exchange and Termination Agreement with Deerfield Management Company, L.P. [Member]
Termination Agreement, Payable		$ 200,000
Payments for Exchange and Termination Agreement		$ 100,000
Stock Issued During Period, Shares, New Issues (in shares)		33,793
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.001
Exchange and Termination Agreement with Deerfield Management Company, L.P. [Member] | Forecast [Member]
Payments for Exchange and Termination Agreement	$ 100,000									$ 200,000
Stock Issued During Period, Shares, New Issues (in shares)		33,793
Deerfield Loan [Member] | Exchange and Termination Agreement [Member] | Deerfield Management, L.P. [Member]
Extinguishment of Debt, Amount			$ 25,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			10
Class of Warrant or Right, Exercise Price of Cancelled Warrants (in dollars per share)			$ 2,124,360
Repayments of Long-term Debt, Total			$ 2,500,000
Stock Issued During Period, Shares, Cancellation of Debt and Warrant Obligations (in shares)			27
Stock Issued During Period, Shares, Cancellation of Debt and Warrant Obligations, Percentage of Fully-diluted Shares Outstanding			2.00%
Liability for Contingent Milestone Payment, Noncurrent			$ 15,000,000								$ 15,000,000	$ 15,000,000
Gain (Loss) on Extinguishment of Debt								14,500,000
Deerfield Loan [Member] | Exchange and Termination Agreement [Member] | Deerfield Management, L.P. [Member] | Common Stock [Member]
Liability for Contingent Milestone Payment, Noncurrent				$ 300,000				300,000
Deerfield Loan [Member] | Exchange and Termination Agreement [Member] | Deerfield Management, L.P. [Member] | Cash [Member]
Liability for Contingent Milestone Payment, Noncurrent				$ 200,000				$ 200,000